Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2011
American Trust Allegiance Fund (Prospectus Summary) | American Trust Allegiance Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATAFX

American Trust Allegiance Fund (Prospectus Summary) | American Trust Allegiance Fund
Summary Section
Investment Objective
The American Trust Allegiance Fund (the "Fund") seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Trust Allegiance Fund Investor Class
Management Fees		0.95%
Other Expenses		1.19%
Total Annual Fund Operating Expenses	[1]	2.14%
Less: Fee Waivers	[2]	(0.68%)
Net Annual Fund Operating Expenses		1.46%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	American Trust Investment Advisors, LLC (the "Advisor") has contractually agreed to waive a portion or all of its management fee and/or pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), to ensure that Net Annual Fund Operating Expenses do not exceed 1.45% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least June 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board" or "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Trust Allegiance Fund Investor Class	149	605	1,087	2,419

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76.63% of the average value of its portfolio.

Principal Investment Strategies
The Advisor selects principally domestic and foreign stocks for the Fund's portfolio that it expects will appreciate in value over the long term. Under normal market conditions, the Fund will invest at least 85% of its net assets
(plus any borrowings for investment purposes) in foreign and domestic equity securities including both long and short positions. The Advisor uses a "bottom up" approach to stock investing and does not attempt to forecast the U.S.
economy, interest rates, inflation or the U.S. stock market. It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet. With respect to long equity positions, the Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years. Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company's valuation or competitive position. Normally, the companies in which the Fund invests represent nine major economic or market sectors:
consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries, although the Fund may engage in short sales of these companies. While the Fund may invest in or sell short a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than
5% of the total revenues of the company at the time of investment. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund's portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some marketenvironments small-capitalization stocks may constitute a large portion of the Fund's portfolio.
The Advisor considers a small-capitalization stock to be one with a market capitalization of less than  $1 billion at the time of investment;
a mid-capitalization stock to be one with a market capitalization of between  $1 billion and  $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than  $10 billion at the time of investment. The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund's net assets in emerging markets, through U.S. listed securities, depositary receipts or through purchases on foreign exchanges.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Fund. There is no assurance that the Fund's investment objective will be achieved. The following principal risks could affect the value of your investment:

o Market Risk. Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

o Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies, as well as the Advisor's research, analysis and determination of portfolio securities.

o Socially Responsible Investing Policy Risk. The Fund's portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

o Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

o Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

o Foreign Securities Risk. Foreign securities can be more volatile than domestic
  (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments. In addition, investments made in foreign currencies may be subject to the risk of currency devaluation or exchange rate risk.

o Emerging Markets Risk. Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund's investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

o Sector Risk. Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.

o Short Sales Risk. Short sales involve specific risk considerations and may be considered a speculative technique. In addition, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund may be appropriate for investors who:

o Want exposure to investments in companies that promote social responsibility;

o Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and

o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

Fund Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1,
5, 10 years, and since inception, compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.allegiancefund.com or by calling toll free at 1-800-385-7003.

Calendar Year Total Returns as of December 31	[1]

During the period shown in the bar chart, the Fund's highest quarterly return was 20.34% for the quarter ended June 30, 2009, and the lowest quarterly return was -23.03% for the quarter ended March 31, 2001.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns American Trust Allegiance Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	13.11%	3.04%	none	5.47%	Mar 11, 1997
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	13.10%	2.98%	(0.08%)	5.34%	Mar 11, 1997
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.55%	2.59%	(0.03%)	4.80%	Mar 11, 1997
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	5.05%	Mar 11, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In addition, the "Return after Taxes on
Distributions and Sale of Fund Shares" is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	The Fund's year-to-date total return as of March 31, 2011 was 6.90%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2011
American Trust Allegiance Fund (Prospectus Summary) | American Trust Allegiance Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Trust Allegiance Fund (the "Fund") seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.63%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Advisor selects principally domestic and foreign stocks for the Fund's portfolio that it expects will appreciate in value over the long term. Under normal market conditions, the Fund will invest at least 85% of its net assets
(plus any borrowings for investment purposes) in foreign and domestic equity securities including both long and short positions. The Advisor uses a "bottom up" approach to stock investing and does not attempt to forecast the U.S.
economy, interest rates, inflation or the U.S. stock market. It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet. With respect to long equity positions, the Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years. Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company's valuation or competitive position. Normally, the companies in which the Fund invests represent nine major economic or market sectors:
consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries, although the Fund may engage in short sales of these companies. While the Fund may invest in or sell short a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than
5% of the total revenues of the company at the time of investment. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund's portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some marketenvironments small-capitalization stocks may constitute a large portion of the Fund's portfolio.
The Advisor considers a small-capitalization stock to be one with a market capitalization of less than  $1 billion at the time of investment;
a mid-capitalization stock to be one with a market capitalization of between  $1 billion and  $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than  $10 billion at the time of investment. The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund's net assets in emerging markets, through U.S. listed securities, depositary receipts or through purchases on foreign exchanges.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. There is no assurance that the Fund's investment objective will be achieved. The following principal risks could affect the value of your investment:

o Market Risk. Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

o Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies, as well as the Advisor's research, analysis and determination of portfolio securities.

o Socially Responsible Investing Policy Risk. The Fund's portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

o Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

o Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

o Foreign Securities Risk. Foreign securities can be more volatile than domestic
  (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments. In addition, investments made in foreign currencies may be subject to the risk of currency devaluation or exchange rate risk.

o Emerging Markets Risk. Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund's investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

o Sector Risk. Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.

o Short Sales Risk. Short sales involve specific risk considerations and may be considered a speculative technique. In addition, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund may be appropriate for investors who:

o Want exposure to investments in companies that promote social responsibility;

o Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and

o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1,
5, 10 years, and since inception, compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.allegiancefund.com or by calling toll free at 1-800-385-7003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-385-7003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allegiancefund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was 20.34% for the quarter ended June 30, 2009, and the lowest quarterly return was -23.03% for the quarter ended March 31, 2001.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In addition, the "Return after Taxes on Distributions and Sale of Fund Shares" is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In addition, the "Return after Taxes on
Distributions and Sale of Fund Shares" is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
American Trust Allegiance Fund (Prospectus Summary) | American Trust Allegiance Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-28
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.03%)
American Trust Allegiance Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 1997
American Trust Allegiance Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	605
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Annual Return 2001	rr_AnnualReturn2001	(27.01%)
Annual Return 2002	rr_AnnualReturn2002	(18.28%)
Annual Return 2003	rr_AnnualReturn2003	26.08%
Annual Return 2004	rr_AnnualReturn2004	10.10%
Annual Return 2005	rr_AnnualReturn2005	4.04%
Annual Return 2006	rr_AnnualReturn2006	9.30%
Annual Return 2007	rr_AnnualReturn2007	11.51%
Annual Return 2008	rr_AnnualReturn2008	(34.91%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 1997
American Trust Allegiance Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 1997
American Trust Allegiance Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 1997

[1]	The Fund's year-to-date total return as of March 31, 2011 was 6.90%.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	American Trust Investment Advisors, LLC (the "Advisor") has contractually agreed to waive a portion or all of its management fee and/or pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), to ensure that Net Annual Fund Operating Expenses do not exceed 1.45% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least June 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board" or "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.